Provision (Benefit) for Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Provision For Income Taxes [Line Items]
Proceeds from Income Tax Refunds			$ (8,000,000)		$ (26,000,000)
Deferred Tax Assets, Valuation Allowance	$ 114,000,000		124,000,000	$ 114,000,000
Income tax cash paid				9,000,000
Deferred Other Tax Expense (Benefit)	9,000,000	$ 9,000,000	$ 7,000,000
Operating Loss Carryforwards, Expiration Date			2020
Operating Loss Carryforwards, Limitations on Use			0.5
Percentage Deferred Tax Assets Operating Loss Carryforwards State That Expire			98.00%
Deferred Tax Assets, Capital Loss Carryforwards			$ 47,000,000
Alternative minimum tax credits	60,000,000		114,000,000	60,000,000
Unrecognized Tax Benefits			$ 0
Uncertain tax position expiration period			12 months
Foreign Tax Authority [Member]
Provision For Income Taxes [Line Items]
Deferred Tax Assets, Valuation Allowance			$ 42,000,000
Domestic Tax Authority [Member]
Provision For Income Taxes [Line Items]
Operating Loss Carryforwards			$ 902,000,000
Operating Loss Carryforwards, Expiration Date			2032
State and Local Jurisdiction [Member]
Provision For Income Taxes [Line Items]
Operating Loss Carryforwards	$ 875,000,000		$ 2,000,000,000	$ 875,000,000
RKI [Member]
Provision For Income Taxes [Line Items]
Deferred Tax Liabilities, Gross, Current			$ 693,000,000
Operating Loss Carryforwards, Expiration Date			2029
Alternative minimum tax credits			$ 50,000,000
RKI [Member] | Domestic Tax Authority [Member]
Provision For Income Taxes [Line Items]
Operating Loss Carryforwards			125,000,000
RKI [Member] | State and Local Jurisdiction [Member]
Provision For Income Taxes [Line Items]
Operating Loss Carryforwards			$ 7,000,000
Maximum
Provision For Income Taxes [Line Items]
Operating Loss Carryforwards, Limitations on Use			P3Y